                               United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                 Form N-CSR
 Certified Shareholder Report of Registered Management Investment Companies

                                  811-6580
                    (Investment Company Act File Number)

                              SouthTrust Funds

             (Exact Name of Registrant as Specified in Charter)

                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010

                               (412) 288-1900
                      (Registrant's Telephone Number)

                              John D. Johnson
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 4/30/04

            Date of Reporting Period: Six months ended 10/31/03

Item 1.    Reports to Stockholders

MARKET OVERVIEW
AND SEMI-ANNUAL REPORT OCTOBER 31, 2003

SouthTrustFunds
It's about trust.℠

SouthTrust U.S. Treasury Money Market Fund

SouthTrust Income Fund

SouthTrust Bond Fund

SouthTrust Alabama Tax-Free Income Fund

SouthTrust Value Fund

SouthTrust Growth Fund

SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS—37.1%
		U.S. TREASURY BILLS—37.1%
$ 75,000,000	(1)	1.024%, 1/15/2004	$74,842,969
100,000,000	(1)	0.937%-0.977%, 1/2/2004	99,838,111
50,000,000	(1)	0.966%, 1/29/2004	49,882,569
175,000,000	(1)	0.961%-1.023%, 1/8/2004	174,679,125
50,000,000	(1)	0.961%, 2/5/2004	49,874,000

TOTAL U.S. TREASURY OBLIGATIONS			449,116,774

REPURCHASE AGREEMENTS—62.9%
130,000,000		Agreement with Bear Stearns and Co., Inc., 0.97% dated 10/31/2003, to be repurchased at $130,010,508 on 11/3/2003, collateralized by U.S. Government National Strips and Strips Principal with various maturities to 5/15/2013	130,000,000
125,000,000		Agreement with Dresdner Bank, 0.97% dated 10/31/2003, to be repurchased at $125,010,104 on 11/3/2003, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes with various maturities to 8/15/2020	125,000,000
57,843,000		Agreement with Greenwich Capital Markets, Inc., 1.00% dated 10/31/2003, to be repurchased at $57,847,820 on 11/3/2003, collateralized by U.S. Treasury Bills, U.S. Treasury Notes and U.S. Government National Strips Principal with various maturities to 11/15/2026	57,843,000
150,000,000		Agreement with Lehman Brothers, Inc., 0.99% dated 10/31/2003, to be repurchased at $150,012,375 on 11/3/2003, collateralized by U.S. Government National Strips and a Strip Principal with various maturities to 8/15/2025	150,000,000

Semi-Annual Report

SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited) (Concluded)

Principal Amount		Value
$130,000,000	Agreement with Morgan Stanley and Co., Inc., 0.95% dated 10/31/2003, to be repurchased at $130,010,292 on 11/3/2003, collateralized by U.S. Treasury Bonds with various maturities to 8/15/2022	$130,000,000
170,000,000	Agreement with Warburg Securities, 0.98% dated 10/31/2003, to be repurchased at $170,013,883 on 11/3/2003, collateralized by U.S. Government National Strips and a Strip Principal with various maturities to 11/15/2023	170,000,000

TOTAL REPURCHASE AGREEMENTS		762,843,000

TOTAL INVESTMENTS—100.0% (at amortized cost)(2)		1,211,959,774

OTHER ASSETS AND LIABILITIES—NET—(0.0)%		(305,594)

TOTAL NET ASSETS—100%		$1,211,654,180

(1)	Yield at date of purchase.
(2)	Also represents cost for federal tax purposes.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2003.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited)

Principal Amount			Value
CORPORATE BONDS—39.1%
		CONSUMER CYCLICAL—2.2%
$ 500,000		Masco Corp., Note, 6.00%, 5/3/2004	$510,420
750,000		Sysco Corp., Note, 4.75%, 7/30/2005	785,024
550,000		Target Corp., Note, 5.50%, 4/1/2007	595,944

		TOTAL	1,891,388

		CONSUMER NON-DURABLES—3.5%
445,000		Anheuser-Busch Cos., Inc., Deb., 7.25%, 9/15/2015	490,920
860,000		Coca-Cola Enterprises, Inc., Note, 5.375%, 8/15/2006	925,703
900,000		Kraft Foods, Inc., Note, 4.625%, 11/1/2006	938,715
700,000		McDonald’s Corp., Note, Series MTNG, 3.875%, 8/15/2007	710,952

		TOTAL	3,066,290

		ENERGY—3.8%
697,600		ChevronTexaco Corp., Deb., 8.11%, 12/1/2004	724,381
700,000		ChevronTexaco Corp., Note, 3.50%, 9/17/2007	709,743
1,000,000		Conoco Funding Co., Company Guarantee, 5.45%, 10/15/2006	1,076,168
260,000		DTE Energy Co., Sr. Note, 6.45%, 6/1/2006	282,187
500,000	(1)	Pemex Project Funding Master, Company Guarantee, 6.125%, 8/15/2008	528,000

		TOTAL	3,320,479

		FINANCIAL SERVICES—15.9%
500,000	(1)	AIG SunAmerica Global Financial, Bond, Series 144A, 5.85%, 8/1/2008	543,389
1,010,000	(1)	American Honda Finance Corp., Note, 3.85%, 11/6/2008	1,012,343
800,000		Boeing Capital Corp., Sr. Note, 6.68%, 12/1/2003	803,159
645,000		CIT Group, Inc., Sr. Note, 5.50%, 11/30/2007	690,240

Semi-Annual Report

Principal Amount		Value
$ 755,000	Citigroup, Inc., Note, 5.75%, 5/10/2006	$813,138
480,000	Countrywide Home Loans, Inc., Note, Series MTN, 3.25%, 5/21/2008	468,383
445,000	Credit Suisse First Boston USA, Inc., Note, 5.75%, 4/15/2007	482,409
1,200,000	Ford Motor Credit Co., Note, 6.875%, 2/1/2006	1,256,562
1,000,000	General Electric Capital Corp., Note, 6.80%, 11/1/2005	1,089,492
730,000	General Motors Acceptance Corp., Note, 4.50%, 7/15/2006	741,681
725,000	General Motors Acceptance Corp., Note, 7.50%, 7/15/2005	776,575
250,000	KeyBank, N.A., Sub. Note, Series BKNT, 6.50%, 4/15/2008	267,322
250,000	Lehman Brothers Holdings, Inc., Note, 7.875%, 11/1/2009	296,083
145,000	Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	169,247
555,000	Marsh & McLennan Cos., Inc., Unsecd. Note, 3.625%, 2/15/2008	556,368
1,000,000	NationsBank Corp., Sub. Note, 6.875%, 2/15/2005	1,062,849
1,500,000	SLM Corp., Note, 1.420%, 6/16/2004	1,503,351
240,000	Wachovia Corp., Unsecd. Note, 4.95%, 11/1/2006	254,843
1,000,000	Wells Fargo & Co., Sub. Note, 7.125%, 8/15/2006	1,123,483

	TOTAL	13,910,917

	HEALTHCARE—0.9%
750,000	Bristol-Myers Squibb Co., Note, 4.75%, 10/1/2006	791,463

	PROCESS INDUSTRIES—0.7%
580,000	PPG Industries, Inc., Note, 6.50%, 11/1/2007	642,773

Semi-Annual Report

Principal Amount		Value
	RETAIL TRADE—1.5%
$ 800,000	Price/Costco, Inc., Sr. Note, 7.125%, 6/15/2005	$864,838
400,000	Safeway, Inc., 6.05%, 11/15/2003	400,360

	TOTAL	1,265,198

	TECHNOLOGY—4.8%
250,000	Compaq Computer Corp., 7.65%, 8/1/2005	270,729
480,000	First Data Corp., Note, 3.375%, 8/1/2008	474,368
960,000	IBM Corp., Note, 4.875%, 10/1/2006	1,019,163
1,000,000	SUSA Partnership LP, Note, 7.125%, 11/1/2003	1,000,000
385,000	Texas Instruments, Inc., Note, 6.125%, 2/1/2006	416,440
1,000,000	United Technologies Corp., Unsecd. Note, 6.625%, 11/15/2004	1,051,274

	TOTAL	4,231,974

	TELECOMMUNICATIONS—5.8%
740,000	360 Communications Co., Sr. Note, 7.50%, 3/1/2006	820,781
200,000	BellSouth Telecommunications, Inc., Unsecd. Note, 6.375%, 6/15/2004	206,206
1,000,000	Citizens Communications Co., Note, 8.50%, 5/15/2006	1,130,355
694,000	Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	771,264
500,000	Illinois Bell Telephone Co., Deb., 6.625%, 2/1/2025	507,043
135,000	SBC Communications, Inc., Note, 5.75%, 5/2/2006	145,372
500,000	Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	530,322

Semi-Annual Report

Principal Amount		Value
$ 860,000	Verizon Global Funding Corp., Note, 6.125%, 6/15/2007	$940,898

	TOTAL	5,052,241

TOTAL CORPORATE BOND (identified cost $33,627,114)		34,172,723

GOVERNMENT AGENCIES—23.6%
	FEDERAL HOME LOAN MORTGAGE CORPORATION—8.6%
1,525,000	4.00%, 10/29/2007	1,542,463
574,949	5.50%, 2/1/2009	598,060
329,344	5.50%, 1/1/2014	341,041
1,343,848	5.50%, 12/1/2017	1,384,786
559,975	6.00%, 4/1/2017	582,198
1,675,000	6.25%, 3/5/2012	1,794,200
991,902	6.50%, 9/1/2016	1,041,151
193,832	7.50%, 2/1/2023	208,285

	TOTAL	7,492,184

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—14.0%
1,525,000	4.75%, 1/2/2007	1,601,229
1,750,000	5.50%, 5/2/2006	1,873,385
522,941	5.50%, 12/1/2014	541,644
1,033,023	5.50%, 3/1/2017	1,064,348
534,988	5.50%, 8/1/2018	551,147
1,500,000	6.00%, 12/15/2005	1,619,568
525,864	6.00%, 2/1/2009	548,441
480,294	6.00%, 8/1/2009	502,187
515,638	6.00%, 11/1/2014	537,754
1,014,771	6.00%, 1/1/2017	1,055,924
431,946	6.00%, 12/1/2017	449,401
385,033	6.00%, 1/1/2018	400,592
400,898	6.00%, 2/1/2018	417,128
362,219	6.50%, 8/1/2013	381,620
674,993	7.00%, 10/1/2007	716,642

	TOTAL	12,261,010

Semi-Annual Report

Principal Amount			Value
		GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—1.0%
$ 320,631		7.00%, 9/15/2008	$342,338
489,633		7.00%, 2/15/2009	521,392

		TOTAL	863,730

TOTAL GOVERNMENT AGENCIES (identified cost $20,405,274)			20,616,924

SOVEREIGN BONDS—2.4%
1,125,000		British Columbia, Province of, Note, 4.625%, 10/3/2006	1,185,926
900,000		Italy, Government of, Bond, 2.50%, 3/31/2006	903,586

TOTAL SOVEREIGN BONDS (identified cost $2,021,913)			2,089,512

U.S. TREASURY OBLIGATIONS—29.6%
		U.S. TREASURY BILLS—8.7%
2,000,000	(2)	0.968%, 1/2/2004	1,996,724
5,600,000	(2)	1.009%, 3/18/2004	5,578,748

		Total	7,575,472

		U.S. TREASURY NOTES—20.9%
1,000,000		1.25%, 5/31/2005	995,040
1,000,000		1.625%, 4/30/2005	1,001,602
1,000,000		1.625%, 9/30/2005	997,266
1,080,000		2.00%, 8/31/2005	1,085,232
2,000,000		2.375%, 8/15/2006	2,006,876
800,000		3.00%, 11/15/2007	804,126
1,625,000		3.00%, 2/15/2008	1,626,397
1,250,000		3.125%, 9/15/2008	1,244,679
8,000,000		4.375%, 5/15/2007	8,466,880

		Total	18,228,098

TOTAL U.S. TREASURY OBLIGATIONS (identified cost $25,970,113)			25,803,570

Semi-Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited) (Concluded)

Shares		Value
MUTUAL FUND—3.4%
2,956,564	AIM Short-Term Investment Co. Prime Portfolio (at net asset value)	$2,956,564

TOTAL INVESTMENTS—98.1% (identified cost $84,980,978)(3)		85,639,293
OTHER ASSETS AND LIABILITIES—NET—1.9%		1,647,639

TOTAL NET ASSETS—100%		$87,286,932

(1)	Denotes a restricted security which is subject to restrictions on resale under federal laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Trustees. At October 31, 2003, these securities amounted to $2,083,732 which represents 2.4% of net assets.
(2)	Yield at date of purchase.
(3)	The cost of investments for federal tax purposes amounts to $85,093,075.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2003.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
$ 532,234		Federal Home Loan Mortgage Corp., Series 2447, Class CA, 5.50%, 5/15/2009	$539,029
169,794		Federal Home Loan Mortgage Corp., Series 26, Class F, 9.50%, 2/15/2020	169,972

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $723,691)			709,001

CORPORATE BONDS—51.8%
		AUTOMOBILES—1.1%
800,000		Ford Motor Co., Deb., 6.375%, 2/1/2029	634,306
910,000		General Motors Corp., Sr. Note, 7.125%, 7/15/2013	948,624

		TOTAL	1,582,930

		BANKING—6.6%
1,000,000	(1)	AGFIRST Farm Credit Bank, Sub., 7.30%, 10/31/2049	1,001,900
2,000,000		BB&T Corp., Sub. Note, 7.25%, 6/15/2007	2,274,488
2,000,000		Bank One Corp., Note, 6.00%, 8/1/2008	2,193,718
1,000,000		Bank of America Corp., Sr. Note, 4.875%, 1/15/2013	996,464
2,500,000		Bank of New York Co., Inc., Sub. Note, 8.50%, 12/15/2004	2,691,177

		TOTAL	9,157,747

		COMMUNICATIONS—4.4%
1,000,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	1,130,355
300,000		Comcast Corp., Note, 5.50%, 3/15/2011	310,224
625,000		Time Warner Cos., Inc., Deb., 9.125%, 1/15/2013	783,562
3,000,000		Verizon Global Funding, Note, 6.75%, 12/1/2005	3,268,065
600,000		Viacom, Inc., Company Guarantee, 4.625%, 5/15/2018	549,340

		TOTAL	6,041,546

Semi-Annual Report

Principal Amount			Value
		CONSUMER CYCLICAL—3.4%
$ 1,000,000		Masco Corp., Note, 6.00%, 5/3/2004	$1,020,840
2,000,000		Sysco Corp., Note, 4.75%, 7/30/2005	2,093,396
1,500,000		Target Corp., Note, 5.375%, 6/15/2009	1,618,538

		TOTAL	4,732,774

		CONSUMER DURABLES—0.9%
1,000,000		Fortune Brands, Inc., Deb., 7.875%, 1/15/2023	1,189,487

		CONSUMER NON-DURABLES—0.5%
750,000		Gillette Co. (The), Note, 3.50%, 10/15/2007	750,926

		CONSUMER STAPLES—2.9%
1,000,000		Colgate-Palmolive Co., Note, Series E, 5.98%, 4/25/2012	1,086,773
1,000,000		Kraft Foods, Inc., Note, 4.00%, 10/1/2008	998,415
280,000		Kraft Foods, Inc., Note, 5.625%, 11/1/2011	291,689
1,500,000		Sara Lee Corp., Note, 6.25%, 9/15/2011	1,658,426

		TOTAL	4,035,303

		FINANCE—19.5%
1,500,000	(1)	AIG SunAmerica Global Financial, Sr. Note, Series 144A, 5.85%, 8/1/2008	1,630,167
1,800,000		CIT Group, Inc., Sr. Note, 4.00%, 5/8/2008	1,816,189
4,800,000		Citigroup, Inc., Note, 5.75%, 5/10/2006	5,169,619
2,240,000		Countrywide Home Loans, Inc., Company Guarantee, 6.25%, 4/15/2009	2,465,801
800,000		Countrywide Home Loans, Inc., Note, Series MTN, 3.25%, 5/21/2008	780,638
2,500,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	2,617,838
1,250,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	1,390,700
2,000,000		General Electric Capital Corp., Note, Series MTNA, 6.80%, 11/1/2005	2,178,984
980,000		General Motors Acceptance Corp., Note, Series MTN, 5.25%, 5/16/2005	1,009,301

Semi-Annual Report

Principal Amount			Value
$ 1,000,000		Goldman Sachs Group, Inc., Note, 6.60%, 1/15/2012	$1,110,931
1,500,000		Household Finance Corp., Note, 6.375%, 10/15/2011	1,641,882
500,000		Household Finance Corp., Note, 6.375%, 11/27/2012	545,444
1,300,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	1,517,385
2,000,000		Morgan Stanley, Unsub., 6.75%, 4/15/2011	2,250,756
100,000		SLM Corp., Note, Series MTN, 5.05%, 11/14/2014	98,939
850,000		Wells Fargo & Co., Note, 4.80%, 7/29/2005	891,697

		TOTAL	27,116,271

		OIL & GAS—3.1%
1,000,000		Apache Corp., Note, 6.25%, 4/15/2012	1,111,027
1,300,000		Marathon Oil Corp., Note, 6.00%, 7/1/2012	1,396,781
600,000		Murphy Oil Corp., 7.05%, 5/1/2029	671,135
1,100,000	(1)	Pemex Project Funding Master, Company Guarantee, 7.375%, 12/15/2014	1,160,500

		TOTAL	4,339,443

		PHARMACEUTICALS—2.3%
1,000,000		Bristol-Myers Squibb Co., Note, 4.75%, 10/1/2006	1,055,284
2,000,000		Merck & Co., Inc., Note, Series MTNE, 4.125%, 1/18/2005	2,062,844

		TOTAL	3,118,128

		RETAIL TRADE—2.2%
815,000		Lowe’s Cos., Inc., Deb., 6.50%, 3/15/2029	875,609
2,000,000		Safeway, Inc., Deb., 7.25%, 2/1/2031	2,205,138

		TOTAL	3,080,747

		TECHNOLOGY—0.8%
1,000,000		Computer Sciences Corp., 7.375%, 6/15/2011	1,170,067

Semi-Annual Report

Principal Amount		Value
	UTILITIES—4.1%
$ 2,000,000	Dominion Resources, Inc., Sr. Note, 7.625%, 7/15/2005	$2,179,116
500,000	PSEG Power LLC, Company Guarantee, 6.95%, 6/1/2012	560,942
2,000,000	Progress Energy, Inc., 5.85%, 10/30/2008	2,150,126
800,000	Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	848,515

	TOTAL	5,738,699

TOTAL CORPORATE BOND (identified cost $67,373,289)		72,054,068

GOVERNMENT AGENCIES—20.5%
	FEDERAL HOME LOAN BANK—1.7%
2,000,000	7.03%, 7/14/2009	2,320,306

	FEDERAL HOME LOAN MORTGAGE CORPORATION—7.1%
2,500,000	5.125%, 7/15/2012	2,595,770
398,255	5.50%, 2/1/2033	401,899
220,318	6.00%, 4/1/2017	229,062
1,400,000	6.25%, 3/5/2012	1,499,630
580,902	6.50%, 12/1/2031	604,428
3,400,000	7.00%, 7/15/2005	3,687,276
791,996	7.00%, 12/1/2031	833,532

	TOTAL	9,851,597

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—10.1%
652,436	5.50%, 4/1/2017	672,220
280,409	5.50%, 5/1/2029	284,604
1,743,981	5.50%, 3/1/2033	1,761,365
319,035	5.50%, 8/1/2018	328,672
672,253	6.00%, 12/1/2008	692,242
727,162	6.00%, 12/1/2012	758,572
933,744	6.00%, 2/1/2033	959,101
1,847,395	6.00%, 3/1/2033	1,897,481

Semi-Annual Report

Principal Amount			Value
$ 4,500,000		6.375%, 6/15/2009	$5,080,099
207,385		6.50%, 8/1/2021	216,064
212,015		6.50%, 4/1/2022	220,861
381,206		6.50%, 2/1/2029	401,359
785,846		6.50%, 4/1/2031	816,983

		TOTAL	14,089,623

		GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—1.6%
436,794		5.50%, 12/15/2032	442,974
489,634		7.00%, 2/15/2009	521,392
1,097,763		7.00%, 11/15/2029	1,164,520
157,740		8.00%, 2/15/2030	170,327

		TOTAL	2,299,213

TOTAL GOVERNMENT AGENCIES (identified cost $27,774,204)			28,560,739

REAL ESTATE INVESTMENT TRUST—0.8%
1,000,000		EOP Operating LP, Unsecd. Note, 7.00%, 7/15/2011 (identified cost $990,200)	1,127,466

SOVEREIGN BONDS—3.5%
1,000,000		British Columbia, Province of, Note, 4.625%, 10/3/2006	1,054,156
1,000,000		Italy, Government of, Bond, 2.50%, 3/31/2006	1,003,985
250,000		Mexico, Government of, Note, 6.375%, 1/16/2013	257,875
2,000,000		Quebec, Province of, Deb., 7.50%, 9/15/2029	2,469,542

TOTAL SOVEREIGN BONDS (identified cost $4,422,402)			4,785,558

U.S. TREASURY OBLIGATIONS—18.9%
		U.S. TREASURY BILL—0.9%
1,300,000	(2)	1.009%, 3/18/2004	1,295,066

Semi-Annual Report

Principal Amount or Shares			Value
		U.S. TREASURY BONDS—8.2%
$ 4,500,000	(3)	7.50%, 11/15/2016	$5,692,680
2,000,000	(3)	7.875%, 2/15/2021	2,641,564
2,260,000	(3)	8.125%, 8/15/2019	3,033,521

		TOTAL	11,367,765

		U.S. TREASURY NOTES—9.8%
1,000,000	(3)	2.375%, 8/15/2006	1,003,438
1,500,000	(3)	2.625%, 5/15/2008	1,470,879
4,800,000		3.125%, 10/15/2008	4,774,877
600,000		4.00%, 11/15/2012	591,118
1,000,000	(3)	4.375%, 8/15/2012	1,015,469
1,300,000	(3)	4.875%, 2/15/2012	1,371,805
600,000		5.00%, 2/15/2011	642,493
2,500,000	(3)	5.50%, 5/15/2009	2,770,705

		TOTAL	13,640,784

TOTAL U.S. TREASURY OBLIGATIONS (identified cost $25,825,331)			26,303,615

MUTUAL FUNDS—15.4%
3,973,742		AIM Short-Term Investment Co. Prime Portfolio	3,973,742
17,511,625		AIM Short-Term Investment Co. Prime Portfolio (held as collateral for securities lending)	17,511,625

TOTAL MUTUAL FUNDS (at net asset value)			21,485,367

TOTAL INVESTMENTS—111.4% (identified cost $148,594,484)(4)			155,025,814

OTHER ASSETS AND LIABILITIES—NET—(11.4)%			(15,925,721)

TOTAL NET ASSETS—100%			$139,100,093

(1)	Denotes a restricted security which is subject to restrictions on resale under federal laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Trustees. At October 31, 2003, these securities amounted to $3,792,567 which represents 2.7% of net assets.

Semi-Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited) (Concluded)

(2)	Yield at date of purchase.
(3)	Certain shares or principal amounts on loan to broker.
(4)	The cost of investments for federal tax purposes amounts to $148,798,161.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronym is used throughout this portfolio:

MTN—Medium Term Note

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited)

Principal Amount		Credit Rating(1)	Value
LONG-TERM MUNICIPALS—97.1%
	ALABAMA—95.2%
$1,020,000	Alabama Building Renovation Finance Authority, Refunding Revenue Bonds, 5.25% (AMBAC LOC)/(Original Issue Yield: 4.85%), 9/1/2007	AAA	$1,134,209
960,000	Alabama Drinking Water Finance Authority, Series A, Revenue Bonds, 4.70% (AMBAC LOC), 8/15/2011	AAA	1,018,982
875,000	Alabama Drinking Water Finance Authority, Series A, 5.125% (Original Issue Yield: 5.22%), 8/15/2016	AAA	937,361
1,230,000	Alabama Drinking Water Finance Authority, Revenue Bonds, Series A, 4.65% (AMBAC LOC)/(Original Issue Yield: 4.75%), 8/15/2011	AAA	1,333,369
675,000	Alabama Incentives Financing Authority, Series A, 6.00% (AMBAC LOC)/(Original Issue Yield: 6.20%), 10/1/2029	AAA	751,883
500,000	Alabama Private Colleges & Universities Facilities Authority, Series A Revenue Bonds, 4.90% (FGIC LOC), 7/1/2005	AAA	529,720
530,000	Alabama Special Care Facilities Finance Authority, 6.00% (MBIA LOC), 10/1/2025	AAA	572,479
390,000	Alabama Special Care Facilities Finance Authority, Refunding Revenue Bonds, 6.00% (MBIA LOC)/(Original Issue Yield: 5.999%), 4/1/2006 (@102)	AAA	425,736
1,000,000	Alabama Special Care Facilities Finance Authority, Series A, 5.00% (Charity Obligated Group), 11/1/2019	NR	1,049,660

Semi-Annual Report

Principal Amount		Credit Rating(1)	Value
$ 350,000	Alabama State Board Education, Revenue Bonds, 5.50% (Shelton State Community College)/(AMBAC LOC)/(Original Issue Yield: 4.44%), 10/1/2011	AAA	$399,612
500,000	Alabama State Board Education, Revenue Bonds, 5.00% (Shelton State Community College)/(MBIA LOC), 10/1/2006	AAA	546,130
1,000,000	Alabama State Federal Highway Finance Authority, Series A, Revenue Bonds, 5.25% (MBIA LOC)/(Original Issue Yield: 4.64%), 3/1/2013	AAA	1,108,590
800,000	Alabama State IDA, Special Tax, 4.50%, (Original Issue Yield: 4.00%), 7/1/2010	A2	841,760
1,000,000	Alabama State Parks System, GO UT, Series A, 5.00% (Original Issue Yield: 4.49%), 6/1/2012	AA	1,078,050
1,165,000	Alabama State Public School & College Authority, Series A, Revenue Bonds, 5.00%, 2/1/2012	AA	1,261,648
1,000,000	Alabama State Public School & College Authority, Series C, Revenue Bonds, 5.75%, 7/1/2017	AA	1,121,880
1,000,000	Alabama State Public School & College Authority, Series C, Revenue Bonds, 5.00% (FSA LOC), 5/1/2012	AAA	1,092,820
500,000	Alabama State Public School & College Authority, Revenue Bonds, 4.75% (Original Issue Yield: 4.85%), 11/1/2006	AAA	536,065
600,000	Alabama State, GO UT, Series C, 5.50% (Parks Systems Improvement Corp.), 6/1/2010	AA	684,900

Semi-Annual Report

Principal Amount		Credit Rating(1)	Value
$1,410,000	Alabama State, Series C, 5.25% (Parks Systems Improvement Corp.), 6/1/2009	AA	$1,587,829
700,000	Alabama Water PCA, Series A, Revenue Bonds, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.60%), 8/15/2015	AAA	719,467
1,000,000	Alabama Water PCA, Revenue Refunding Bonds, 5.50% (AMBAC LOC)/(Original Issue Yield: 5.15%), 8/15/2008	AAA	1,131,380
1,000,000	Alabama Water PCA, Revenue Refunding Bonds, 5.50% (AMBAC LOC)/(Original Issue Yield: 5.27%), 8/15/2014	AAA	1,109,150
500,000	Anniston, AL, Waterworks & Sewer Board, 5.35% (AMBAC LOC)/(Original Issue Yield: 5.40%), 6/1/2014	AAA	546,570
500,000	Auburn, AL, GO Unlimited Warrants, 4.80%, 12/1/2009	AA-	540,885
1,750,000	Auburn University, AL, General Fee Revenue Bonds, 5.25% (AMBAC LOC)/(Original Issue Yield: 4.28%) 6/1/2016	AAA	1,907,377
1,265,000	Birmingham, AL, GO Unlimited Warrants, 5.00% (Original Issue Yield: 3.28%), 7/1/2013	AAA	1,384,467
465,000	Birmingham, AL, Waterworks & Sewer Board, Series B, 5.25% (MBIA LOC)/(Original Issue Yield: 4.42%), 1/1/2017	AAA	505,450
1,200,000	Birmingham, AL, Waterworks & Sewer Board, Series A, Revenue Bonds Warrants, 5.125%, (Original Issue Yield: 4.94%), 1/1/2017	AA-	1,271,028

Semi-Annual Report

Principal Amount		Credit Rating(1)	Value
$ 750,000	Birmingham-Carraway, AL, Special Care Facilities Financing Authority, Revenue Refunding Bonds, 5.875% (Connie Lee LOC)/(Original Issue Yield: 6.00%), 8/15/2015	AAA	$811,088
500,000	East Central, AL, IDA, Revenue Bonds, 5.35% (AMBAC LOC)/(Original Issue Yield: 5.414%), 9/1/2014	AAA	544,395
1,000,000	Homewood, AL, Educational Building Authority, Revenue Refunding Bonds, 5.02% (AMBAC LOC)/(Original Issue Yield: 5.02%), 12/1/2016	NR	1,072,200
1,615,000	Homewood, AL, GO UT, Warrants, 5.00% (Original Issue Yield: 4.66%), 9/1/2011 (@101)	AA-	1,712,998
1,000,000	Hoover, AL, Board of Education, 5.00% TAW (MBIA LOC), 2/15/2015	AAA	1,070,550
1,000,000	Huntsville, AL, GO Warrants, Series A, 5.00% (Original Issue Yield: 5.20%), 2/1/2007	AA	1,047,770
345,000	Huntsville, AL, GO Limited Warrants, Series A, 5.25% (AMBAC LOC)/(Original Issue Yield: 4.44%), 2/1/2017	AAA	375,236
1,105,000	Huntsville, AL, GO Warrants, Series D, 5.00% (Original Issue Yield: 4.23%), 11/1/2006	AA	1,208,793
1,000,000	Huntsville, AL, GO Warrants, Series D, 5.25% (Original Issue Yield: 4.30%), 11/1/2009	AA	1,123,530
500,000	Huntsville, AL, GO UT, Warrants, Series B, 5.25% (Original Issue Yield: 4.30%), 11/1/2009	AA	561,765

Semi-Annual Report

Principal Amount		Credit Rating(1)	Value
$ 750,000	Jefferson County, AL, Sewer Revenue Bonds, Warrants, Series D, 5.75% (Original Issue Yield: 5.829%), 2/1/2027	AAA	$846,555
1,000,000	Jefferson County, AL, GO Limited Warrants, 5.20% (FSA LOC)/(Original Issue Yield: 5.30%), 2/15/2012	AAA	1,086,210
500,000	Lauderdale County & Florence, AL, Health Care Authority, Series A, 6.00% (MBIA LOC)/(Original Issue Yield: 5.20%), 7/1/2013	AAA	582,530
500,000	Madison County, AL, Board of Education, Refunding TAW, 5.20% (FSA LOC), 3/1/2015	AAA	537,380
500,000	Madison County, AL, Board of Education, Refunding TAW, Series B, 4.625% (FSA LOC)/(Original Issue Yield: 4.65%), 3/1/2011	AAA	512,110
1,185,000	Madison, AL, GO Unlimited Warrants, 6.00% (MBIA LOC)/(Original Issue Yield: 6.10%), 4/1/2023	AAA	1,278,070
500,000	McIntosh, AL, IDB, Revenue Bonds, Series B, 4.65% (CIBA Specialty Chemicals Holding, Inc.)/(Original Issue Yield: 4.65%), 6/1/2008	A	527,330
1,000,000	Mobile County, AL, Board of School Commissioners, GO Warrants, Series B, 5.00% (AMBAC LOC), 3/1/2006	AAA	1,076,470
700,000	Mobile, AL, Water & Sewer Commissioners, Revenue Bonds, 5.25% (FGIC LOC)/(Original Issue Yield: 4.63%), 1/1/2015	AAA	765,947

Semi-Annual Report

Principal Amount		Credit Rating(1)	Value
$1,100,000	Mobile, AL, Water & Sewer Commissioners, Revenue Bonds, 5.25% (FGIC LOC)/(Original Issue Yield: 4.74%), 1/1/2016	AAA	$1,194,820
1,000,000	Mobile, AL, Water & Sewer Commissioners, Revenue Refunding Bonds, 5.00% (FGIC LOC)/(Original Issue Yield: 3.98%), 1/1/2009	AAA	1,107,940
350,000	Mobile, AL, GO Unlimited Warrants, 5.50% (AMBAC LOC)/(Original Issue Yield: 5.67%), 2/15/2014	AAA	391,101
1,000,000	Montgomery, AL, BMC Special Care Facilities Finance Authority, Revenue Refunding Bonds, Series A, 5.20% (Baptist Medical Center, AL)/(AMBAC LOC)/(Original Issue Yield: 5.30%), 5/1/2013	AAA	1,100,320
1,500,000	Montgomery, AL, Dowtown Redevelopment Authority, Revenue Refunding Bonds, 5.00% (MBIA LOC)/(Original Issue Yield: 3.74%), 10/1/2010	AAA	1,673,925
1,250,000	Shelby County, AL, Board of Education, GO Limited Warrants, Series A, 4.75% (AMBAC LOC), 2/1/2009	AAA	1,371,788
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, Series A, 5.25% (AMBAC LOC), 6/1/2008	AAA	554,460
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, Series A, 5.25% (AMBAC LOC)/(Original Issue Yield: 5.25%), 6/1/2010	AAA	552,710

Semi-Annual Report

Principal Amount		Credit Rating(1)	Value
$1,000,000	The Board of Trustees of the University of Alabama, Revenue Bonds, Series A, 5.40% (MBIA LOC)/(Original Issue Yield: 5.55%), 9/1/2013	AAA	$1,111,320
500,000	The Board of Trustees of the University of Alabama, Revenue Refunding Bonds, 4.60% (MBIA LOC)/(Original Issue Yield: 4.65%), 6/1/2008	AAA	544,630
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, 5.00% (FGIC LOC)/(Original Issue Yield: 4.09%), 10/1/2009	AAA	559,770
500,000	The Board of Trustees of the University of Alabama, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.50%), 10/1/2014	AAA	512,525
1,000,000	Tuscaloosa County, AL, GO Unlimited Warrants, 5.55%, (Original Issue Yield: 5.70%), 1/1/2015	AA-	1,112,440
1,000,000	Tuscaloosa County, AL, GO Unlimited Warrants, 5.75%, (Original Issue Yield: 5.90%), 1/1/2019	AA-	1,112,260
1,125,000	Vestavia Hills, AL, GO UT, Series B, 5.00% (Original Issue Yield: 4.02%), 2/1/2013	AA-	1,231,538
400,000	Vestavia Hills, AL, GO UT, Series B, 5.00% (Original Issue Yield: 4.25%), 2/1/2015	AA-	427,404

Semi-Annual Report

Principal Amount or Shares		Credit Rating(1)	Value
$ 500,000	Wilsonville, AL, IDB, Alabama Power Company (Gaston Plant), Series C, 5.50% (MBIA LOC)/(Original Issue Yield: 5.499%), 1/1/2024	AAA	$501,295

	TOTAL		58,929,630

	GUAM—1.0%
560,000	Guam International Airport Authority, Revenue Bonds, Series B, 5.000% (MBIA LOC)/(Original Issue Yield: 3.490%), 10/01/2011	AAA	619,186

	PUERTO RICO—0.9%
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series DD, 5.00% (FSA LOC), 7/1/2009	AAA	557,060

TOTAL LONG-TERM MUNICIPALS (identified cost $57,342,327)			60,105,876

MUTUAL FUND—1.7%
1,038,335	Federated Alabama Municipal Cash Trust Fund (at net asset value)		1,038,335

TOTAL INVESTMENTS—98.8% (identified cost $58,380,662)(2)			$61,144,211

OTHER ASSETS AND LIABILITIES—NET—1.2%			719,038

TOTAL NET ASSETS—100%			$61,863,249

(1)	Please refer to the “Investment Ratings” in the Statement of Additional Information for an explanation of the credit ratings. Investment ratings are unaudited.
(2)	The cost of investments for federal tax purposes amounts to $58,380,018.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2003.

Semi-Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited) (Concluded)

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation

FGIC—Financial Guaranty Insurance Company

FSA—Financial Security Assurance

GO—General Obligation

IDA—Industrial Development Authority

IDB—Industrial Development Bond

LOC—Letter of Credit

MBIA—Municipal Bond Investors Assurance

PCA—Pollution Control Authority

TAW—Tax Anticipation Warrants

UT—Unlimited Tax

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited)

Shares			Value
COMMON STOCKS—95.1%
		CONSUMER DISCRETIONARY—15.1%
200,050	(1)	Comcast Corp., Class A	$6,785,696
175,000		Home Depot, Inc.	6,487,250
175,000		Jones Apparel Group, Inc.	6,037,500
335,000		Mattel, Inc.	6,485,600
365,000		Penney (J.C.) Co., Inc.	8,632,250
255,000	(1)	Time Warner, Inc.	3,898,950
150,000	(1)	Yum! Brands, Inc.	5,121,000

		TOTAL	43,448,246

		CONSUMER STAPLES—2.6%
210,000		CVS Corp.	7,387,800

		ENERGY—12.3%
110,000		BP PLC, ADR	4,661,800
55,000		ChevronTexaco Corp.	4,086,500
95,000		Devon Energy Corp.	4,607,500
203,000	(1)	FMC Technologies, Inc.	4,076,240
150,000		Halliburton Co.	3,582,000
71,000		Kerr-McGee Corp.	2,946,500
75,000		Schlumberger Ltd.	3,522,750
186,900	(1)	Transocean, Inc.	3,586,611
181,666		XTO Energy, Inc.	4,300,034

		TOTAL	35,369,935

		FINANCE—19.3%
175,000		Ace Ltd.	6,300,000
85,000		Ambac Financial Group, Inc.	6,012,900
160,000		Bank One Corp.	6,792,000
180,000		Charter One Financial, Inc.	5,752,800
120,000		Freddie Mac	6,735,600
250,000		FleetBoston Financial Corp.	10,097,500
265,000		U.S. Bancorp	7,213,300
94,400		XL Capital Ltd., Class A	6,560,800

		TOTAL	55,464,900

		HEALTHCARE—15.0%
150,000		Abbott Laboratories	6,393,000
100,000	(1)	AdvancePCS	5,147,000

Semi-Annual Report

Shares			Value
135,000		Bristol-Myers Squibb Co.	$3,424,950
120,000		Johnson & Johnson	6,039,600
366,000		Pfizer, Inc.	11,565,600
175,000	(1)	Shire Pharmaceuticals Group PLC, ADR	4,007,500
135,000		Universal Health Services, Inc., Class B	6,351,750

		TOTAL	42,929,400

		INDUSTRIALS—11.0%
375,000	(1)	Cendant Corp.	7,661,250
75,000		Emerson Electric Co.	4,256,250
60,000		Northrop Grumman Corp.	5,364,000
360,000		Tyco International Ltd.	7,516,800
80,000		United Technologies Corp.	6,775,200

		TOTAL	31,573,500

		INFORMATION TECHNOLOGY—15.5%
1,685,194	(1)	Agere Systems, Inc., Class B	5,712,808
350,000	(1)	Cisco Systems, Inc.	7,343,000
160,000		First Data Corp.	5,712,000
200,000		Harris Corp.	7,444,000
65,000		International Business Machines Corp.	5,816,200
200,000	(1)	SunGard Data Systems, Inc.	5,610,000
450,000	(1)	Unisys Corp.	6,912,000

		TOTAL	44,550,008

		MATERIALS—1.2%
60,000		Nucor Corp.	3,289,800
12,500	(1)	Smurfit-Stone Container Corp.	193,750

		TOTAL	3,483,550

		TELECOMMUNICATIONS—2.5%
30,000		Alltel Corp.	1,418,100
168,360		Verizon Communications	5,656,896

		TOTAL	7,074,996

		UTILITIES—0.6%
100,000		Xcel Energy, Inc.	1,640,000

TOTAL COMMON STOCKS (identified cost $208,937,426)			272,922,335

Semi-Annual Report

SOUTHTRUST VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited) (Concluded)

Shares		Value
MUTUAL FUND—2.7%
7,832,160	AIM Short-Term Investment Co. Prime Portfolio (at net asset value)	$7,832,160

TOTAL INVESTMENTS—97.8% (identified cost $216,769,586)(2)		280,754,495

OTHER ASSETS AND LIABILITIES—NET—2.2%		6,306,184

TOTAL NET ASSETS—100%		$287,060,679

(1)	Non-income producing security.
(2)	The cost of investments for federal tax purposes amounts to $216,769,586.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited)

Shares			Value
COMMON STOCKS—99.7%
		CONSUMER DISCRETIONARY—14.1%
39,000		Best Buy Co., Inc.	$2,274,090
40,000		Harley Davidson, Inc.	1,896,400
83,750		Home Depot, Inc.	3,104,613
35,000	(1)	Kohl’s Corp.	1,962,450
23,750		Target Corp.	943,825
60,000		Disney (Walt) Co.	1,358,400

		TOTAL	11,539,778

		CONSUMER STAPLES—13.9%
21,300		Colgate-Palmolive Co.	1,132,947
45,000		Costco Wholesale Corp.	1,591,650
28,750		PepsiCo, Inc.	1,374,825
52,500		Sysco Corp.	1,767,150
70,000		Walgreen Co.	2,437,400
51,250		Wal-Mart Stores, Inc.	3,021,188

		TOTAL	11,325,160

		ENERGY—2.3%
40,000		Schlumberger Ltd.	1,878,800

		FINANCE—17.6%
48,000		Aflac, Inc.	1,751,040
42,500		American Express Co.	1,994,525
38,750		American International Group, Inc.	2,357,163
18,750		Chubb Corp.	1,252,687
60,000		Citigroup, Inc.	2,844,000
25,000		Freddie Mac	1,403,250
31,250		Fifth Third Bancorp	1,811,250
57,500		Travelers Property Casualty Corp., Class B	941,275

		TOTAL	14,355,190

		HEALTHCARE—16.9%
50,000	(1)	Amgen, Inc.	3,088,000
50,000		Johnson & Johnson	2,516,500
26,500		Lilly (Eli) & Co.	1,765,430
71,250		Medtronic, Inc.	3,246,862
100,000		Pfizer, Inc.	3,160,000

		TOTAL	13,776,792

Semi-Annual Report

SOUTHTRUST GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2003 (Unaudited) (Concluded)

Shares			Value
		INDUSTRIALS—10.2%
23,000		3M Co.	$1,814,010
104,250		General Electric Co.	3,024,292
105,000		Southwest Airlines Co.	2,037,000
71,000		Tyco International Ltd.	1,482,480

		TOTAL	8,357,782

		INFORMATION TECHNOLOGY—21.8%
85,000	(1)	Cisco Systems, Inc.	1,783,300
78,750	(1)	Dell, Inc.	2,844,450
45,000		First Data Corp.	1,606,500
72,500		Intel Corp.	2,396,125
20,000	(1)	Intuit, Inc.	999,600
135,000		Microsoft Corp.	3,530,250
120,000		Nokia Oyj, Class A, ADR	2,038,800
53,750		Qualcomm, Inc.	2,553,125

		TOTAL	17,752,150

		TELECOM SERVICES—2.9%
50,000		Alltel Corp.	2,363,500

TOTAL COMMON STOCKS (identified cost $69,724,609)			81,349,152

MUTUAL FUND—0.4%
300,521		AIM Short-Term Investment Co. Prime Portfolio (at net asset value)	300,521

TOTAL INVESTMENTS—100.1% (identified cost $70,025,130)(2)			$81,649,673

OTHER ASSETS AND LIABILITIES—NET—(0.1)%			(37,196)

TOTAL NET ASSETS—100%			$81,612,477

(1)	Non-income producing security.
(2)	The cost of investments for federal tax purposes amounts to $70,025,130.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

	U.S. Treasury Money Market Fund	Income Fund		Bond Fund
Assets:
Investments in repurchase agreements	$762,843,000	$—		$—
Investments in securities	449,116,774	85,639,293		155,025,814	(1)

Total investments in securities, at value	1,211,959,774	85,639,293		155,025,814
Cash	461,691	37,955		79,750
Receivable for investments sold	—	973,527		—
Receivable for shares sold	150	774,001		175,883
Income receivable	46,574	948,467		1,945,480
Prepaid expenses	—	7,875		—
Other Assets (Note 5)	62,596	3,998		7,819

Total assets	1,212,530,785	88,385,116		157,234,746

Liabilities:
Payable for investments purchased	—	1,010,207		—
Payable for shares redeemed	—	51,019		532,970
Payable on collateral to broker	—	—		17,511,625
Income distribution payable	304,963	—		—
Payable for investment adviser fee (Note 5)	392,183	24,790		71,562
Payable for transfer and dividend disbursing agent fees (Note 5)	4,465	4,524		2,427
Payable for shareholder services fees (Note 5)	54,470	3,646		5,964
Accrued expenses	57,928	—		2,286
Payable for Trustees’ deferred compensation expense (Note 5)	62,596	3,998		7,819

Total liabilities	876,605	1,098,184		18,134,653

Net Assets Consist of:
Paid in capital	1,211,654,272	89,352,183		136,922,923
Net unrealized appreciation of investments	—	658,315		6,431,330
Accumulated net realized loss on investments	—	(2,243,696)		(3,927,991)
Undistributed net investment income (Distributions in excess of net investment income)	(92)	(479,870)		(326,169)

Total Net Assets	$1,211,654,180	$87,286,932		$139,100,093

Shares Outstanding	1,211,654,272	9,001,910		13,549,389

Net Asset Value Per Share:
(Net Assets/Shares Outstanding)	$1.00	$9.70		$10.27

Offering Price Per Share(2)	$1.00	$10.05	(3)	$10.64	(3)

Redemption Proceeds Per Share(2)	$1.00	$9.60	(4)	$10.17	(4)

Investments, at identified cost	$1,211,959,774	$84,980,978		$148,594,484

(1)	Including $16,253,512 of securities loaned.
(2)	See “What Do Shares Cost?” in the Prospectus.
(3)	Computation of offering price: 100/96.5 of net asset value.
(4)	Computation of redemption proceeds: 99/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited) (Concluded)

	Alabama Tax-Free Income Fund		Value Fund		Growth Fund
Assets:
Total investments in securities, at value	$61,144,211		$280,754,495		$81,649,673
Cash	16,600		194,769		57,946
Receivable for investments sold	—		6,304,805		246,856
Receivable for shares sold	580		595,732		132,854
Income receivable	814,141		197,307		60,057
Prepaid expenses	13,979		—		—
Other Assets (Note 5)	3,118		17,447		4,444

Total assets	61,992,629		288,064,555		82,151,830

Liabilities:
Payable for investments purchased	—		757,100		246,051
Payable for shares redeemed	96,262		12,682		222,826
Payable for investment adviser fee (Note 5)	12,970		179,387		51,299
Payable for transfer and dividend disbursing agent fees (Note 5)	3,456		6,144		8,537
Payable for shareholder services fees (Note 5)	2,594		11,959		5,472
Accrued expenses	10,980		19,157		724
Payable for Trustees’ deferred compensation expense (Note 5)	3,118		17,447		4,444

Total liabilities	129,380		1,003,876		539,353

Net Assets Consist of:
Paid in capital	58,706,278		241,662,263		76,353,292
Net unrealized appreciation of investments	2,763,549		63,984,909		11,624,543
Accumulated net realized gain (loss) on investments	325,221		(18,660,179)		(6,317,739)
Undistributed net investment income (Accumulated net investment loss)	68,201		73,686		(47,619)

Total Net Assets	$61,863,249		$287,060,679		$81,612,477

Shares Outstanding	5,760,463		19,610,486		11,733,657

Net Asset Value Per Share:
(Net Assets/Shares Outstanding)	$10.74		$14.64		$6.96

Offering Price Per Share(1)	$11.13	(2)	$15.33	(3)	$7.29	(3)

Redemption Proceeds Per Share(1)	$10.63	(4)	$14.49	(4)	$6.89	(4)

Investments, at identified cost	$58,380,662		$216,769,586		$70,025,130

(1)	See “What Do Shares Cost?” in the Prospectus.
(2)	Computation of offering price: 100/96.5 of net asset value.
(3)	Computation of offering price: 100/95.5 of net asset value.
(4)	Computation of redemption proceeds: 99/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

	U.S. Treasury Money Market Fund	Income Fund	Bond Fund
Investment Income:
Interest	$6,315,671	$1,543,877	$3,648,326 (1)

Expenses:
Investment adviser fee (Note 5)	2,996,167	257,946	437,434
Administrative personnel and services fee (Note 5)	572,075	41,079	69,680
Custodian fees	42,530	4,299	7,291
Transfer and dividend disbursing agent fees and expenses (Note 5)	16,442	16,564	15,710
Trustees’ fees	23,520	1,381	2,049
Auditing fees	7,992	8,632	8,085
Legal fees	4,195	3,560	2,897
Portfolio accounting fees	181,859	15,260	24,911
Shareholder services fee (Note 5)	1,498,083	107,477	182,264
Share registration costs	15,552	11,437	10,962
Printing and postage	12,046	7,285	7,198
Insurance premiums	23,585	4,226	5,015
Trustees’ deferred compensation expense	7,505	480	900
Miscellaneous	29,810	5,604	5,995

Total expenses	5,431,361	485,230	780,391

Waivers (Note 5)—
Waiver of investment adviser fee	(838,927)	(111,776)	—
Waiver of shareholder services fee	(1,198,467)	(85,982)	(145,811)

Total waivers	(2,037,394)	(197,758)	(145,811)

Net expenses	3,393,967	287,472	634,580

Net investment income	2,921,704	1,256,405	3,013,746

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	—	1,085,098	1,266,055
Change in unrealized appreciation of investments	—	(1,935,018)	(4,569,248)

Net realized and unrealized loss on investments	—	(849,920)	(3,303,193)

Change in net assets resulting from operations	$2,921,704	$406,485	$(289,447)

(1)	Includes income on securities loaned of $8,693.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited) (Concluded)

	Alabama Tax-Free Income Fund	Value Fund	Growth Fund
Investment Income:
Dividends	$—	$2,015,434 (1)	$410,316
Interest	1,228,541	48,696	2,469

Total income	1,228,541	2,064,130	412,785

Expenses:
Investment adviser fee (Note 5)	181,289	1,022,147	287,234
Administrative personnel and services fee (Note 5)	28,869	130,193	36,577
Custodian fees	3,022	13,628	3,830
Transfer and dividend disbursing agent fees and expenses (Note 5)	15,313	23,495	35,627
Trustees’ fees	1,067	5,313	1,655
Auditing fees	8,066	7,873	8,721
Legal fees	4,576	3,213	4,807
Portfolio accounting fees	13,391	39,504	11,683
Shareholder services fee (Note 5)	75,537	340,715	95,745
Share registration costs	11,430	12,844	12,546
Printing and postage	7,616	8,591	11,988
Insurance premiums	3,861	7,166	4,332
Trustees’ deferred compensation expense	357	1,463	391
Miscellaneous	6,812	7,997	6,382

Total expenses	361,206	1,624,142	521,518

Waivers (Note 5)—
Waiver of investment adviser fee	(105,752)	—	—
Waiver of shareholder services fee	(60,430)	(272,572)	(65,106)

Total waivers	(166,182)	(272,572)	(65,106)

Net expenses	195,024	1,351,570	456,412

Net investment income (loss)	1,033,517	712,560	(43,627)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	40,637	(1,742,972)	1,583,087
Change in unrealized appreciation of investments	(543,673)	48,477,873	7,132,600

Net realized and unrealized gain (loss) on investments	(503,036)	46,734,901	8,715,687

Change in net assets resulting from operations	$530,481	$47,447,461	$8,672,060

(1)	Net of foreign taxes withheld of $7,225.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	U.S.Treasury Money Market Fund		Income Fund
	Six Months Ended (unaudited) October 31,	Year Ended April 30,	Six Months Ended (unaudited) October 31,	Year Ended April 30,
	2003	2003	2003	2003
Increase (Decrease) in Net Assets
Operations—
Net investment income	$2,921,704	$11,616,996	$1,256,405	$3,040,186
Net realized gain on investments	—	—	1,085,098	380,755
Net change in unrealized appreciation/depreciation of investments	—	—	(1,935,018)	1,915,648

Change in net assets resulting from operations	2,921,704	11,616,996	406,485	5,336,589

Distributions to Shareholders—
Distributions from net investment income	(2,922,545)	(11,616,247)	(1,762,512)	(3,508,640)

Share Transactions—
Proceeds from sale of shares	1,430,484,226	2,923,029,533	14,343,812	22,551,986
Net asset value of shares issued to shareholders in payment of distributions declared	1,063,169	4,530,298	335,446	663,318
Cost of shares redeemed	(1,370,033,904)	(3,015,344,574)	(9,394,346)	(14,548,117)

Change in net assets resulting from share transactions	61,513,491	(87,784,743)	5,284,912	8,667,187

Change in net assets	61,512,650	(87,783,994)	3,928,885	10,495,136
Net Assets:
Beginning of period	1,150,141,530	1,237,925,524	83,358,047	72,862,911

End of period	$1,211,654,180	$1,150,141,530	$87,286,932	$83,358,047

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(92)	$749	$(479,870)	$26,237

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

	Bond Fund		Alabama Tax-Free Income Fund
	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003
Increase (Decrease) in Net Assets
Operations—
Net investment income	$3,013,746	$6,717,149	$1,033,517	$2,057,887
Net realized gain (loss) on investments	1,266,055	(437,259)	40,637	677,784
Net change in unrealized appreciation/depreciation of investments	(4,569,248)	9,058,094	(543,673)	1,863,551

Change in net assets resulting from operations	(289,447)	15,337,984	530,481	4,599,222

Distributions to Shareholders—
Distributions from net investment income	(3,441,661)	(7,175,461)	(1,039,095)	(2,105,722)
Distributions from net realized gain on investments transactions	—	—	—	(993,226)

Change in net assets from distributions to shareholders	(3,441,661)	(7,175,461)	(1,039,095)	(3,098,948)

Share Transactions—
Proceeds from sale of shares	8,410,851	20,512,699	9,620,148	6,834,222
Net asset value of shares issued to shareholders in payment of distributions declared	1,006,367	4,803,999	200,780	1,272,211
Cost of shares redeemed	(15,611,492)	(28,634,164)	(3,388,623)	(9,123,430)

Change in net assets resulting from share transactions	(6,194,274)	(3,317,466)	6,432,305	(1,016,997)

Change in net assets	(9,925,382)	4,845,057	5,923,691	483,277
Net Assets:
Beginning of period	149,025,475	144,180,418	55,939,558	55,456,281

End of period	$139,100,093	$149,025,475	$61,863,249	$55,939,558

Undistributed net investment income (distributions in excess of net investment income) included in net asset at the end of period	$(326,169)	$101,746	$68,201	$73,779

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(Concluded)

	Value Fund		Growth Fund
	Six Months Ended (unaudited) October 31,	Year Ended April 30,	Six Months Ended (unaudited) October 31,	Year Ended April 30,
	2003	2003	2003	2003
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$712,560	$1,870,068	$(43,627)	$(46,493)
Net realized gain (loss) on investments	(1,742,972)	(16,856,532)	1,583,087	(4,308,934)
Net change in unrealized appreciation/depreciation of investments	48,477,873	(45,537,697)	7,132,600	(2,846,896)

Change in net assets resulting from operations	47,447,461	(60,524,161)	8,672,060	(7,202,323)

Distributions to Shareholders—
Distributions from net investment income	(754,667)	(1,879,277)	—	—
Distributions from net realized gain on investments transactions	—	(1,284,234)	—	—

Change in net assets from distributions to shareholders	(754,667)	(3,163,511)	—	—

Share Transactions—
Proceeds from sale of shares	12,879,027	32,274,244	10,336,113	16,838,392
Net asset value of shares issued to shareholders in payment of distributions declared	510,603	2,660,320	—	—
Cost of shares redeemed	(23,406,368)	(46,827,250)	(6,711,436)	(12,224,237)

Change in net assets resulting from share transactions	(10,016,738)	(11,892,686)	3,624,677	4,614,155

Change in net assets	36,676,056	(75,580,358)	12,296,737	(2,588,168)
Net Assets:
Beginning of period	250,384,623	325,964,981	69,315,740	71,903,908

End of period	$287,060,679	$250,384,623	$81,612,477	$69,315,740

Undistributed net investment income (Accumulated net investment loss) included in net assets at end of period	$73,686	$115,793	$(47,619)	$(3,992)

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments
U.S. Treasury Money Market Fund
1999	$1.00	0.05		—		0.05	(0.05)	—
2000	$1.00	0.05		—		0.05	(0.05)	—
2001	$1.00	0.06		—		0.06	(0.06)	—
2002(3)	$1.00	0.02		—		0.02	(0.02)	—
2003	$1.00	0.01		—		0.01	(0.01)	—
2003(4)	$1.00	0.00	(5)	—		0.00 (5)	0.00 (5)	—

Income Fund
1999	$9.81	0.57		(0.03)		0.54	(0.57)	—
2000	$9.78	0.58		(0.37)		0.21	(0.58)	—
2001	$9.41	0.57		0.31		0.88	(0.57)	—
2002(3)	$9.72	0.53	(7)	(0.13	)(7)	0.40	(0.50)	—
2003	$9.62	0.44		0.23		0.67	(0.44)	—
2003(4)	$9.85	0.20		(0.15)		0.05	(0.20)	—

Bond Fund
1999	$10.40	0.55		0.03		0.58	(0.56)	(0.18)
2000	$10.24	0.58		(0.57)		0.01	(0.58)	—
2001	$9.67	0.57		0.42		0.99	(0.58)	—
2002(3)	$10.08	0.55	(7)	(0.13	)(7)	0.42	(0.54)	—
2003	$9.96	0.51		0.58		1.09	(0.51)	—
2003(4)	$10.54	0.25	(8)	(0.27)		(0.02)	(0.25)	—

Alabama Tax-Free Income Fund
2000(9)	$10.00	0.29		(0.14)		0.15	(0.28)	—
2001	$9.87	0.43		0.47		0.90	(0.42)	—
2002(3)	$10.35	0.40	(7)	0.26	(7)	0.66	(0.42)	(0.05)
2003	$10.54	0.40		0.48		0.88	(0.41)	(0.19)
2003(4)	$10.82	0.19	(8)	(0.08)		0.11	(0.19)	—

Value Fund
1999	$19.05	0.08		0.43		0.51	(0.08)	(1.58)
2000	$17.90	0.06		0.63		0.69	(0.06)	(1.56)
2001	$16.97	0.09		1.75		1.84	(0.09)	(1.68)
2002(3)	$17.04	0.08		(1.45)		(1.37)	(0.07)	(0.31)
2003	$15.29	0.09		(2.93)		(2.84)	(0.09)	(0.06)
2003(4)	$12.30	0.04		2.34		2.38	(0.04)	—

Growth Fund
2000(9)	$10.00	—		0.65		0.65	—	(0.25)
2001	$10.40	(0.00	)(5)	(1.30)		(1.30)	—	(0.71)
2002(3)	$8.39	(0.00	)(5)	(1.51)		(1.51)	—	—
2003	$6.88	(0.00	)(5)	(0.68)		(0.68)	—	—
2003(4)	$6.20	(0.00	)(5)	0.76		0.76	—	—

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

(For a share outstanding throughout each period)

			Ratios to average net assets
Total distributions	Net asset value, end of period	Total return(1)	Expenses		Net investment income (loss)		Expense waivers/ reimburse- ments(2)		Net assets, end of period (000 omitted)	Portfolio turnover rate

(0.05)	$1.00	4.77%	0.45%		4.65%		0.19%		$687,683	—
(0.05)	$1.00	4.91%	0.49%		4.82%		0.40%		$852,783	—
(0.06)	$1.00	5.68%	0.50%		5.50%		0.39%		$1,141,487	—
(0.02)	$1.00	2.38%	0.51%		2.33%		0.38%		$1,237,926	—
(0.01)	$1.00	0.98%	0.56%		0.99%		0.34%		$1,150,142	—
0.00 (5)	$1.00	0.25%	0.57	%(6)	0.49	%(6)	0.34	%(6)	$1,211,654	—

(0.57)	$9.78	5.58%	0.75%		5.76%		0.41%		$52,446	48%
(0.58)	$9.41	2.25%	0.64%		6.13%		0.57%		$64,262	85%
(0.57)	$9.72	9.58%	0.70%		5.91%		0.56%		$69,728	55%
(0.50)	$9.62	4.17%	0.68%		4.77	%(7)	0.53%		$72,863	69%
(0.44)	$9.85	7.11%	0.66%		3.92%		0.46%		$83,358	52%
(0.20)	$9.70	0.53%	0.67	%(6)	4.07	%(6)	0.46	%(6)	$87,287	39%

(0.74)	$10.24	5.54%	0.84%		5.26%		—		$129,897	119%
(0.58)	$9.67	0.15%	0.84%		5.88%		0.22%		$113,381	76%
(0.58)	$10.08	10.47%	0.89%		5.80%		0.20%		$140,549	80%
(0.54)	$9.96	4.18%	0.87%		5.07	%(7)	0.20%		$144,180	114%
(0.51)	$10.54	11.23%	0.87%		4.66%		0.20%		$149,025	34%
(0.25)	$10.27	(0.21%)	0.87	%(6)	4.84	%(6)	0.20	%(6)	$139,100	17%

(0.28)	$9.87	1.47%	0.65	%(6)	4.17	%(6)	0.60	%(6)	$52,766	33%
(0.42)	$10.35	9.27%	0.63%		4.19%		0.60%		$52,546	14%
(0.47)	$10.54	6.44%	0.64%		3.96	%(7)	0.58%		$55,456	50%
(0.60)	$10.82	8.53%	0.61%		3.67%		0.55%		$55,940	24%
(0.19)	$10.74	0.99%	0.65	%(6)	3.42	%(6)	0.55	%(6)	$61,863	5%

(1.66)	$17.90	5.17%	0.91%		0.48%		—		$388,731	45%
(1.62)	$16.97	4.26%	0.94%		0.37%		0.22%		$329,419	45%
(1.77)	$17.04	12.12%	0.98%		0.53%		0.20%		$345,656	54%
(0.38)	$15.29	(8.04)%	0.98%		0.49%		0.20%		$325,965	43%
(0.15)	$12.30	(18.50)%	0.99%		0.74%		0.20%		$250,385	37%
(0.04)	$14.64	19.35%	0.99	%(6)	0.52	%(6)	0.20	%(6)	$287,061	16%

(0.25)	$10.40	6.54%	1.15	%(6)	(0.01	)%(6)	0.20	%(6)	$86,367	28%
(0.71)	$8.39	(12.68)%	1.08%		(0.10)%		0.20%		$90,536	19%
—	$6.88	(18.00)%	1.13%		(0.19)%		0.19%		$71,904	27%
—	$6.20	(9.88)%	1.19%		(0.07)%		0.17%		$69,316	20%
—	$6.96	12.26%	1.19	%(6)	(0.11	)%(6)	0.17	%(6)	$81,612	7%

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

(For a share outstanding throughout each period)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown.
(3)	Beginning with the year ended April 30, 2002, the Funds were audited by KPMG LLP. Each of the previous periods was audited by other auditors.
(4)	For the six-months ended October 31, 2003.
(5)	Per share amount is less than $0.01.
(6)	Computed on an annualized basis.
(7)	Effective May 1, 2001, the Company adopted the provisions of the American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies and began accreting/amortizing market discounts/premiums on long term debt securities for financial statement purposes for the Alabama Tax-Free Fund, Income Fund and Bond Fund.

The effect of this change for the year ended April 30, 2002 resulted in the following adjustments:

	Net investment income per share	Net realized and unrealized gain/loss per share	Ratio of net investment income to average net assets
Alabama Tax-Free Income Fund	$0.01	$(0.01)	0.01%
Income Fund	$(0.03)	$0.03	(0.32)%
Bond Fund	$(0.02)	$0.02	(0.24)%

Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(8)	Per share information is based on average shares outstanding.
(9)	Reflects operations for the period from August 20, 1999 (date of initial public investment) to April 30, 2000.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2003 (Unaudited)

(1)  Organization

SouthTrust Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
U.S. Treasury Money Market Fund (“U.S. Treasury”)	Diversified	To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Income Fund (“Income”)	Diversified	To provide current income.

Bond Fund (“Bond”)	Diversified	To provide a level of total return consistent with a portfolio of high-quality debt securities.

Alabama Tax-Free Income Fund (“Alabama Tax-Free Income”)	Non-diversified	To provide current income exempt from federal income tax and the income tax imposed by the State of Alabama.

Value Fund (“Value”)	Diversified	To provide long-term capital appreciation, with income a secondary consideration.

Growth Fund (“Growth”)	Diversified	To provide capital appreciation.

Semi-Annual Report

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

(2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuation—Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds (other fixed income and asset-backed securities) and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. For U.S. Treasury, the use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Company, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Repurchase Agreements—It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

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The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Company could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses—All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes—It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions—The Company may engage in when-issued or delayed delivery transactions. The Company records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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Securities Lending—Under guidelines adopted by the Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at 102% of the current market value of the loaned securities.

Collateral is either held as cash or reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Fund returns a portion of the interest on any cash received as collateral and continues to receive interest or dividends on securities loaned. Included in Bond Fund’s interest income is $8,693 attributable to income earned on securities lending transactions.

Loans will be made to firms deemed by the Company’s adviser to be of good financial standing and will not be made unless, in the judgement of the Company’s adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Fund’s rights should the borrower of the securities fail financially.

As of October 31, 2003, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Market Value of Reinvested Collateral Securities
Bond	$16,253,512	$17,511,625	$17,511,625

Cash collateral is held in a segregated account.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with

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another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Other—Investment transactions are accounted for on a trade date basis.

(3)  Shares of Beneficial Interest

The Master Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value of $0.001). Transactions in shares were as follows:

	U.S. Treasury		Income
	Six Months Ended (unaudited) 10/31/2003	Year Ended April 30, 2003	Six Months Ended (unaudited) 10/31/2003	Year Ended April 30, 2003
Shares sold	1,430,484,226	2,923,029,533	1,464,545	2,308,958
Shares issued to shareholders in payment of distributions declared	1,063,169	4,530,298	34,296	68,005
Shares redeemed	(1,370,033,904)	(3,015,344,574)	(960,604)	(1,490,287)

Net change resulting from share transactions	61,513,491	(87,784,743)	538,237	886,676

	Bond		Alabama Tax-Free Income
	Six Months Ended (unaudited) 10/31/2003	Year Ended April 30, 2003	Six Months Ended (unaudited) 10/31/2003	Year Ended April 30, 2003
Shares sold	801,818	1,999,737	888,565	634,171
Shares issued to shareholders in payment of distributions declared	96,404	468,300	18,629	119,099
Shares redeemed	(1,491,106)	(2,808,245)	(315,321)	(844,787)

Net change resulting from share transactions	(592,884)	(340,208)	591,873	(91,517)

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	Value		Growth
	Six Months Ended (unaudited) 10/31/2003	Year Ended April 30, 2003	Six Months Ended (unaudited) 10/31/2003	Year Ended April 30, 2003
Shares sold	940,234	2,612,615	1,570,030	2,806,349
Shares issued to shareholders in payment of distributions declared	37,006	220,516	—	—
Shares redeemed	(1,716,782)	(3,802,945)	(1,019,840)	(2,066,816)

Net change resulting from share transactions	(739,542)	(969,814)	550,190	739,533

(4)  Federal Tax Information

For federal income tax purposes, the following amounts apply as of October 31, 2003.

Fund	Cost of Investments		Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
U.S. Treasury	$1,211,959,774	*	$—	$—	$—
Income	85,093,075		1,086,524	(540,306)	546,218
Bond	148,798,161		6,655,235	(427,582)	6,227,653
Alabama Tax-Free Income	58,380,018		2,900,535	(136,342)	2,764,193
Value	216,769,586		68,134,038	(4,149,129)	63,984,909
Growth	70,025,130		19,032,100	(7,407,557)	11,624,543

*	at amortized cost

At April 30, 2003, the Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year			Total Capital Loss Carryforwards
Fund	2009	2010	2011
Income	$439,449	$—	$—	$439,449
Bond	1,331,627	—	70,265	1,401,892
Value	—	—	7,727,098	7,727,098
Growth	1,014,485	1,454,431	—	2,468,916

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(5)  Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—SouthTrust Investment Advisors, the Company’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as shown below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
U.S. Treasury	0.50%

Income	0.60%

Bond	0.60%

Alabama Tax-Free Income	0.60%

Value	0.75%

Growth	0.75%

Administrative Fee—Federated Services Company (“FServ”), under the Administrative Services Agreement (“Agreement”), provided the Funds with administrative personnel and services. The fee paid to FServ is based on the average aggregate daily net assets of the Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per portfolio.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

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Distribution Services Fee—The Company has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act on behalf of Income, Alabama Tax-Free Income and Growth. Under the terms of the Plan, the Funds will compensate Federated Securities Corp., (“FSC”) the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Fund	Percentage of the Average Daily Net Assets of Fund
Income	0.25%

Alabama Tax-Free Income	0.25%

Growth	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

During the six months ended October 31, 2003, none of the above mentioned Funds incurred a distribution services fee.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with the Adviser, the Funds will pay the Adviser up to 0.25% of average daily net assets of the Funds for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses— FServ, through its subsidiary Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Company. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

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Deferred Compensation Plan—The Company’s Trustees may participate in the Company’s Deferred Compensation Plan for Trustees. Participants in the plan may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Company and represent an unfunded obligation of the Company. The value of amounts deferred for a participant is determined by reference to the change in value of shares of one or more of the Funds as specified by the participant. The Company invests the deferred amount in the Funds specified by the participant and is reflected in other assets on the Statement of Assets and Liabilities.

General—Certain of the Officers of the Company are Officers and Directors or Trustees of the above companies.

(6)  Investment Transactions

Purchases and sales of investments, excluding long-term U.S government securities and short-term obligations (and in-kind contributions), for the six months ended October 31, 2003, were as follows:

Fund	Purchases	Sales
Income	$14,011,998	$21,457,733

Bond	9,502,611	11,992,312

Alabama Tax-Free Income	9,406,819	2,907,905

Value	40,196,476	50,425,014

Growth	8,951,115	4,215,731

(7)  Concentration of Credit Risk

Since Alabama Tax-Free Income invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 59.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 28.0% of total investments.

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No Bank Guarantee	Not FDIC Insured	May Lose Value

Investment Adviser: SouthTrust Investment Advisors
Distributor: Federated Securities Corp.

Cusip 844734103
Cusip 844734400
Cusip 844734202
Cusip 844734608
Cusip 844734301
Cusip 844734509
3110408 (12/03)

Item 2.    Code of Ethics

           Not Applicable

Item 3.    Audit Committee Financial Expert

           Not Applicable

Item 4.    Principal Accountant Fees and Services

           Not Applicable

Item 5     Audit Committee of Listed Registrants

           Not Applicable

Item 6     [Reserved]

Item 7.    Disclosure of Proxy Voting Policies and Procedures for
           Closed-End Management Investment Companies

           Not Applicable

Item 8.    [Reserved]

Item 9.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.   Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant SouthTrust Funds

By         /S/ Richard J. Thomas, Principal Financial Officer___

Date       December 26, 2003_____________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /S/ ___Charles L. Davis, Jr., Principal Executive Officer

Date       December 26, 2003

By         /S/ Richard J. Thomas, Principal Financial Officer

Date       December 26, 2003